INCOME TAX - Deferred tax asset and liabilities classification (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 COP ($)
Asset Deferred Tax:
December 31, 2022	$ 3,913,954
Effect on Income Statement	(672,343)
Effect on OCI	(759,686)
Effect on Equity	13,952
Tax Made	(137,838)
Foreign Exchange	(193,749)
Adjustments for consolidation purposes	(47,774)
December 31, 2023	2,116,516
Liability Deferred Tax:
December 31, 2022	(3,782,721)
Effect on Income Statement	390,331
Effect on OCI	(18,881)
Effect on Equity	(14,138)
Foreign Exchange	79,297
Adjustments for consolidation purposes	129,978
December 31, 2023	(3,216,134)
Net Deferred Tax
December 31, 2021	131,233
Effect on Income Statement	(282,012)
Effect on OCI	(778,567)
Effect on Equity	(186)
Tax Made	(137,838)
Foreign Exchange	(114,452)
Adjustments for consolidation purposes	82,204
December 31, 2022	(1,099,618)
Property and equipment
Asset Deferred Tax:
December 31, 2022	11,071
Effect on Income Statement	(1,494)
Foreign Exchange	(2,082)
Adjustments for consolidation purposes	(1,513)
December 31, 2023	5,982
Employee Benefits
Asset Deferred Tax:
December 31, 2022	218,263
Effect on Income Statement	34,648
Effect on OCI	13,234
Foreign Exchange	(6,739)
December 31, 2023	259,406
Deterioration assessment
Asset Deferred Tax:
December 31, 2022	602,289
Effect on Income Statement	1,666
Foreign Exchange	(136,367)
Adjustments for consolidation purposes	(51,136)
December 31, 2023	416,452
Investments evaluation
Asset Deferred Tax:
December 31, 2022	5,591
Effect on Income Statement	(231)
Effect on OCI	(165)
Foreign Exchange	(134)
December 31, 2023	5,061
Derivatives Valuation
Asset Deferred Tax:
December 31, 2022	8,457
Effect on Income Statement	221,735
Adjustments for consolidation purposes	4,875
December 31, 2023	235,067
Tax credits settlement
Asset Deferred Tax:
December 31, 2022	18,186
Effect on Income Statement	16,754
December 31, 2023	34,940
Financial Obligations
Asset Deferred Tax:
December 31, 2022	663,095
Effect on Income Statement	(663,095)
Insurance operations
Asset Deferred Tax:
Effect on Income Statement	(633)
Effect on Equity	13,952
December 31, 2023	13,319
Net investment coverage in operations abroad
Asset Deferred Tax:
December 31, 2022	1,530,074
Effect on Income Statement	(91,043)
Effect on OCI	(772,755)
Tax Made	(137,838)
December 31, 2023	528,438
Other deductions
Asset Deferred Tax:
December 31, 2022	446,451
Effect on Income Statement	(191,575)
Foreign Exchange	(13,241)
December 31, 2023	241,635
Implementation adjustment
Asset Deferred Tax:
December 31, 2022	410,477
Effect on Income Statement	925
Foreign Exchange	(35,186)
December 31, 2023	376,216
Property and equipment
Liability Deferred Tax:
December 31, 2022	(310,845)
Effect on Income Statement	32,867
Foreign Exchange	4,549
Adjustments for consolidation purposes	128,441
December 31, 2023	(144,988)
Deterioration assessment
Liability Deferred Tax:
December 31, 2022	(549,435)
Effect on Income Statement	437,539
Foreign Exchange	1,333
Adjustments for consolidation purposes	(2,828)
December 31, 2023	(113,391)
Participatory titles evaluation
Liability Deferred Tax:
December 31, 2022	(154,094)
Effect on Income Statement	(200,138)
Effect on OCI	(21,104)
Foreign Exchange	(1,205)
Adjustments for consolidation purposes	6,732
December 31, 2023	(369,809)
Derivatives evaluation
Liability Deferred Tax:
December 31, 2022	(20,466)
Effect on Income Statement	8,585
Foreign Exchange	4,203
Adjustments for consolidation purposes	(2,367)
December 31, 2023	(10,045)
Lease restatement
Liability Deferred Tax:
December 31, 2022	(258,954)
Effect on Income Statement	43,543
December 31, 2023	(215,411)
Investments in associates Adjustment for equity method
Liability Deferred Tax:
December 31, 2022	(241,748)
Effect on Income Statement	168,671
Effect on OCI	2,223
Foreign Exchange	(8,730)
December 31, 2023	(79,584)
Financial Obligations
Liability Deferred Tax:
December 31, 2022	(1,248)
Effect on Income Statement	(178,955)
Foreign Exchange	256
December 31, 2023	(179,947)
Goodwill
Liability Deferred Tax:
December 31, 2022	(1,576,519)
Effect on Income Statement	644
Foreign Exchange	1,909
December 31, 2023	(1,573,966)
Insurance operations
Liability Deferred Tax:
Effect on Income Statement	189
Effect on Equity	(14,138)
December 31, 2023	(13,949)
Properties received in payment
Liability Deferred Tax:
December 31, 2022	(162,681)
Effect on Income Statement	11,016
Foreign Exchange	3,203
December 31, 2023	(148,462)
Other deductions
Liability Deferred Tax:
December 31, 2022	(506,706)
Effect on Income Statement	66,370
Foreign Exchange	73,779
December 31, 2023	(366,557)
Implementation adjustment
Liability Deferred Tax:
December 31, 2022	(25)
December 31, 2023	$ (25)